Stockholders' equity - Additional Information (Detail)								5 Months Ended	12 Months Ended
	Mar. 19, 2024 USD ($) $ / shares shares	Mar. 15, 2024 Day $ / shares	Feb. 22, 2024 $ / shares	Jan. 23, 2024 USD ($) $ / shares shares	Aug. 24, 2023 $ / shares	Jul. 05, 2023 USD ($) $ / shares shares	Jun. 21, 2023 $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 03, 2025 $ / shares	Jan. 01, 2025 USD ($)	Jan. 15, 2024 USD ($)
Class of Stock [Line Items]
Common stock authorized								500	2,000,000,000	2,000,000,000
Common stock per share value | $ / shares									$ 0.01	$ 0.01
Preferred stock authorized									200,000,000
Preferred stock per share value | $ / shares									$ 0.01
Common stock shares issued									706,500	5,829
Number of days from the closing bid price of common stock					30 days
Number of grace period days applicable to regain compliance			180 days		180 days
Due date declared to regain compliance			Aug. 19, 2024		Feb. 20, 2024
Warrants and rights outstanding | $									$ 10,437,034
Preferred stock, convertible, conversion price | $ / shares						$ 105
Adjusted down round deemed dividends preferred stock | $									4,578,000	$ 171,968
Dividends preferred stock | $									762,500	404,167
Payments of ordinary dividends preferred stock and preference stock | $									600,000	241,667
Proceeds from warrant exercises | $									5,852,396
Remaining Share Issuance Cost | $									655,089
Loss On Change In Fair Value Of Liability | $									$ 11,127,077
Fair Value Measurements Of Warrant Expected Volatility Rate									63.77%
Fair Value Measurements Of Warrant Risk Free Interest Rate									4.39%
Ordinary Shares [Member]
Class of Stock [Line Items]
Share price | $ / shares		$ 0.1
Number of trading days from the closing bid price of common stock | Day		10
Series A Perpetual Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Fair value portion of investments | $									$ 12,636,000
Class A warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares						$ 0.01
Class of warrant or right issued						4,765,000
Warrants and rights outstanding | $						$ 4,419,178,000,000
Common Stock Shares Issued									3,177
Class A warrants exercised | $									$ 0	$ 0
Pre Funded Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued				18,627
Pre funded warrants to purchase						2,944
Class and warrants [member]
Class of Stock [Line Items]
Warrants and rights outstanding | $				$ 6,132,714
Class B1 warrant.
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares				$ 562.5
Class of warrant or right issued				16,100,000
Common Stock Shares Issued									134,423
Class of warrant or right, number of securities called by warrants or rights				10,733
Fair value warrant of share issue									3,848,811
Proceeds from warrant exercises | $									$ 4,229,276
Pre Funded Class And Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued	80,000
Class C1 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 112.5
Class of warrant or right issued	67,450,000
Common Stock Shares Issued	139,611
Class of warrant or right, number of securities called by warrants or rights	44,967
Fair value warrant of share issue									4,043,941
Class C2 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares	$ 127.5
Class of warrant or right issued	134,900,000
Common Stock Shares Issued									83,667
Class of warrant or right, number of securities called by warrants or rights	89,933
Fair value warrant of share issue									266,987
Proceeds from warrant exercises | $									$ 1,578,198
Class C1 And C2 Warrants [Member]
Class of Stock [Line Items]
Warrants and rights outstanding | $	$ 5,281,565
Proceeds from Issuance of Warrants | $									8,176,955
Share Issuance Cost | $									$ 1,078,622
Fair Value Measurements Of Warrant Expected Volatility Rate									83.75%
Fair Value Measurements Of Warrant Risk Free Interest Rate									4.31%
Market Value Of Common Stock | $ / shares									$ 45
Classb1 B2 C1 And C2 Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares									$ 1.425		$ 3.0391
Class B1 And B2 Warrants [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants | $									$ 13,147,990
Share Issuance Cost | $									$ 1,733,711
Fair Value Measurements Of Warrant Expected Volatility Rate									88.22%
Fair Value Measurements Of Warrant Risk Free Interest Rate									4.05%
Market Value Of Common Stock | $ / shares									$ 192
Common Stock [Member]
Class of Stock [Line Items]
Proceeds from Issuance of Warrants | $									$ 4,971,035
Market Value Of Common Stock | $ / shares									$ 8.57
Class B2 Warrant [Member]
Class of Stock [Line Items]
Class of warrant or right exercise price of warrants or rights | $ / shares				$ 637.5
Class of warrant or right issued				32,200,000
Common Stock Shares Issued									221,676
Class of warrant or right, number of securities called by warrants or rights				21,467
Fair value warrant of share issue									707,258
Nasdaq Capital Market [Member]
Class of Stock [Line Items]
Share price | $ / shares			$ 1		$ 1
Common Stock [Member]
Class of Stock [Line Items]
Common stock shares issued										2,122
Common Stock Shares Issued								500	98,627
Common Stock [Member] | Pre Funded Warrants [Member]
Class of Stock [Line Items]
Common Stock Shares Issued						233
Preferred stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued										600,000
5.00% Series A Perpetual Convertible Preferred Shares [Member]
Class of Stock [Line Items]
Preferred stock per share value | $ / shares							$ 0.01
Preferred stock shares issued							600,000
Preferred stock, dividend rate, percentage							5.00%
Preferred stock, liquidation preference per share | $ / shares							$ 25
Percentage preferred stock conversion basis							150.00%
Preferred stock conversion price							5250.00%
Series A Preferred Shares [Member]
Class of Stock [Line Items]
Percentage of voting rights									49.99%
Temporary equity dividend rate									5.00%
Dividends payable | $												$ 162,500	$ 162,500
Temporary equity, shares outstanding									600,000	600,000
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred stock, convertible, conversion price | $ / shares									$ 1.425		$ 3.0391